Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: January 12, 2026

Payment Date	1/15/2026
Collection Period Start	12/1/2025
Collection Period End	12/31/2025
Interest Period Start	12/15/2025
Interest Period End	1/14/2026

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$42,128,077.45	$21,082,753.85	$21,045,323.60	0.031733	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$249,818,077.45	$21,082,753.85	$228,735,323.60

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$266,860,280.31	$244,589,895.94	0.120737
YSOC Amount	$12,294,508.80	$11,106,878.28
Adjusted Pool Balance	$254,565,771.51	$233,483,017.66
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$42,128,077.45	3.17000%	30/360	$111,288.34
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$249,818,077.45			$717,379.84

II. COLLATERAL POOL BALANCE

	Beginning of Period		End of Period
Net Pool Balance	$266,860,280.31		$244,589,895.94
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$254,565,771.51		$233,483,017.66
Number of Receivables Outstanding	37,228		35,870
Weighted Average Contract Rate	3.64%	%	3.64%	%
Weighted Average Remaining Term (months)	19.9		19.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$826,380.94
Principal Collections	$22,107,882.44
Liquidation Proceeds	$217,054.78
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,151,318.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,151,318.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$222,383.57	$222,383.57	$—	$—	$22,928,934.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,928,934.59
Interest - Class A-2 Notes	$—	$—	$—	$—	$22,928,934.59
Interest - Class A-3 Notes	$111,288.34	$111,288.34	$—	$—	$22,817,646.25
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$22,400,626.58
First Allocation of Principal	$—	$—	$—	$—	$22,400,626.58
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$22,343,814.83
Second Allocation of Principal	$—	$—	$—	$—	$22,343,814.83
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$22,281,622.58
Third Allocation of Principal	$—	$—	$—	$—	$22,281,622.58
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$22,211,554.75
Fourth Allocation of Principal	$16,335,059.79	$16,335,059.79	$—	$—	$5,876,494.96
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,876,494.96
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,128,800.90
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,128,800.90
Remaining Funds to Certificates	$1,128,800.90	$1,128,800.90	$—	$—	$—
Total	$23,151,318.16	$23,151,318.16	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$12,294,508.80
Increase/(Decrease)	$(1,187,630.52)
Ending YSOC Amount	$11,106,878.28

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$254,565,771.51	$233,483,017.66
Note Balance	$249,818,077.45	$228,735,323.60
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	17	$162,501.93
Liquidation Proceeds of Defaulted Receivables[2]	0.09%	239	$217,054.78
Monthly Net Losses (Liquidation Proceeds)			$(54,552.85)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.56%	%
Second Preceding Collection Period			0.30%	%
Preceding Collection Period			(0.52)%	%
Current Collection Period			(0.26)%	%
Four-Month Average Net Loss Ratio			0.02%	%
Cumulative Net Losses for All Periods			$5,025,462.93
Cumulative Net Loss Ratio			0.25%	%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.63%	156	$1,534,939.90
60-89 Days Delinquent	0.25%	67	$614,044.97
90-119 Days Delinquent	0.06%	15	$148,360.47
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.94%	238	$2,297,345.34

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$74,969.68
Total Repossessed Inventory		19	$281,365.92

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		82	$762,405.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.29%	%
Second Preceding Collection Period			0.30%	%
Preceding Collection Period			0.32%	%
Current Collection Period			0.31%	%
Delinquency Trigger			4.50%	%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.54	0.22%	57	0.16%